Group companies	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Group companies
33. Group companies
In accordance with Section 409 of the Companies Act 2006, a full list of entities in which the Group has an interest of greater than or equal to 20%, the registered office and effective percentage of equity owned as at 31 December 2024 are disclosed below. Unless otherwise stated, the ownership interest disclosed comprises either ordinary shares, certificated or un-certificated
membership interests which are indirectly held by InterContinental Hotels Group PLC.

Fully owned subsidiaries
10000 Champion Acquisition LLC (k)
24th Street JV Development LLC (k)
24th Street Operator Sub, LLC (k)
2250 Blake Street Hotel, LLC (k)
36th Street IHG Sub, LLC (k)
426 Main Ave, LLC (k)
46 Nevins Street Associates, LLC (k)
Alpha Kimball Hotel, LLC (k)
Asia Pacific Holdings Limited (n)
Barclay Operating Corp. (k)
BHMC Canada Inc. (o)
BHR Holdings B.V. (p)
BHR Pacific Holdings, Inc. (k)
BHTC Canada Inc. (o)
Blythswood Square Glasgow Hotel OpCo Limited (n)
BOC Barclay Sub LLC (k)
Bristol Oakbrook Tenant Company (k)
Cambridge Lodging LLC (k)
Capital Lodging LLC (k)
CECNY Land Holdings LLC (k)
CF Irving Owner, LLC (k)
CF McKinney Owner, LLC (k)
Compañia Inter-Continental De Hoteles El Salvador SA (n)
Crowne Plaza, LLC (k)
Cumberland Akers Hotel, LLC (k)
Dunwoody Operations, LLC (k)
Edinburgh George Street Hotel OpCo Limited (n)
EVEN Real Estate Holding LLC (k)
Grand Central Glasgow Hotel OpCo Limited (n)
Guangzhou SC Hotels Services Ltd. (t)
Hawthorne Land Holdings LLC (k)
HC International Holdings, Inc. (k)
HH France Holdings SAS (x)
HH Hotels (EMEA) B.V. (p)
HH Hotels (Romania) SRL (y)
HIM (Aruba) NV (z)
Hoft Properties LLC (k)
Holiday Hospitality Franchising, LLC (k)
Holiday Inn Mexicana S.A. (ab)
Holiday Inns (China) Limited (
cu
)
Holiday Inns (Courtalin) Holding SAS (x)
Holiday Inns (Courtalin) SAS (x)
Holiday Inns (Germany), LLC (k)
Holiday Inns (Jamaica), Inc. (k)
Holiday Inns (Middle East) Limited (
cu
)
Holiday Inns (Philippines), Inc. (k)
Holiday Inns (Saudi Arabia), Inc. (k)
Holiday Inns (Thailand) Limited (
cu
)
Holiday Inns (U.K.), Inc. (k)
Holiday Inns Crowne Plaza (Hong Kong), Inc. (k)
Holiday Inns Holdings (Australia) Pty Limited (aa)
Holiday Inns, Inc. (k)
Holiday Inns of Belgium N.V. (ad)
Holiday Pacific Equity Corporation (k)
Holiday Pacific Limited Liability Company (k)
Holiday Pacific Partners Limited Partnership (k)
Hotel InterContinental London (Holdings) Limited (n)
Hotel Inter-Continental London Limited (n)
Hoteles Y Turismo HIH SRL (n)
IC Hotelbetriebsführungs GmbH (ae)
IC Hotels Management (Portugal) Unipessoal, Lda (af)
IC International Hotels Limited Liability Company (ag)
IHC Arabia for Management, LLC (u)
IHC Hopkins (Holdings) Corp. (k)
IHC Hotel Limited (n)
IHC Hotel Management (EGY) LLC (
ac
)
IHC London (Holdings) (s)
IHC May Fair Hotel Limited (n)
IHC
M-H
(Holdings) Corp. (k)
IHC Overseas (U.K.) Limited (n)
IHC Willard (Holdings) Corp. (k)
IHG (Dominica) Ltd. (bk)
IHG (Marseille) SAS (x)
IHG (Myanmar) Limited (ah)
IHG (Thailand) Limited (bu)
IHG Bangkok Ltd. (v)
IHG Brasil Administracao de Hoteis e Servicos Ltda (ak)
IHG Commissions Services SRL (co)
IHG de Argentina SA (al)
IHG ECS (Barbados) SRL (co)
IHG Finance LLC (k)
IHG Franchising Brasil Ltda. (bd)
IHG Franchising DR Corporation (k)
IHG Franchising, LLC (k)
IHG Honduras S. de R.L. (
cq
)
IHG Hotels (New Zealand) Limited (an)
IHG Hotels Limited (n)
IHG Hotels Management (Australia) Pty Limited (aa)
IHG Hotels Nigeria Limited (ao)
IHG Hotels South Africa (Pty) Limited (ap)
IHG International Partnership (n)
IHG Istanbul Otel Yönetim Limited Sirketi (bx)
IHG Japan (Management), LLC (ar)
IHG Japan (Osaka), LLC (ar)
IHG
Korea
Management LLC (cj)
IHG Management (Maryland), LLC (k)
IHG Management (Netherlands) B.V. (p)
IHG Management d.o.o. Beograd (cc)
IHG Management MD Barclay Sub, LLC (k)
IHG Management SL d.o.o. (bo)
IHG Mexico Operaciones SA de CV (ab)
IHG Middle East Management Consultancies LLC (br)
IHG Peru SRL (cf)
IHG PS Nominees Limited (n)
IHG Systems Pty Ltd. (aa)
IHG Szalloda Budapest Szolgaltato Kft. (at)
IHG Technology Solutions, LLC (k)
IHG Universal Blvd Member LLC (k)
InterContinental Berlin Service Company GmbH (au)
InterContinental (PB) 1 (n)
InterContinental (PB) 3 Limited (n)
Intercontinental D.C. Operating Corp. (k)
Inter-Continental Florida Partner Corp. (k)
InterContinental Gestion Hotelera SLU (by)
InterContinental Hotel Berlin GmbH (au)
Inter-Continental Hoteleira Limitada (aw)
Inter-Continental Hotels (Montreal) Operating Corp. (ax)
InterContinental Hotels (Puerto Rico) Inc. (az)
Inter-Continental Hotels Corporation (k)
Intercontinental Hotels Corporation Limited (m)
InterContinental Hotels Group (Asia Pacific) Pte Ltd. (ai)
InterContinental Hotels Group (Australia) Pty Limited (aa)
InterContinental Hotels Group (Canada), Inc. (o)
InterContinental Hotels Group (Greater China) Limited (
cu
)
InterContinental Hotels Group (India) Private Limited (aq)
InterContinental Hotels Group (Japan), Inc. (k)
InterContinental Hotels Group (New Zealand) Limited (an)
InterContinental Hotels Group (Shanghai) Ltd. (bb)
InterContinental Hotels Group (Vietnam) Company Limited (q)
InterContinental Hotels Group Customer Services Limited (s)
InterContinental Hotels Group do Brasil Limitada (bc)
InterContinental Hotels Group Healthcare Trustee Limited (n)
InterContinental Hotels Group Operating Corp. (e) (k)
InterContinental Hotels Group Resources, LLC (k)
InterContinental Hotels Group Services Company (n)
InterContinental Hotels Italia, S.r.L. (be)
InterContinental Hotels Limited (a) (n)
InterContinental Hotels Managementgesellschaft mbH (bf)
InterContinental Hotels Management Montenegro d.o.o. (ce)
InterContinental Hotels Nevada Corporation (k)
InterContinental Hotels of San Francisco, Inc. (k)
Intercontinental IOHC (Mauritius) Limited (bg)
InterContinental Management AM, LLC (cm)
InterContinental Management Bulgaria EOOD (bp)
InterContinental Management France SAS (x)
InterContinental Management Poland sp. z.o.o. (cn)
InterContinental Overseas Holdings, LLC (k)
KG Benefits, LLC (k)
KG Gift Card Inc. (k)
KG Liability LLC (k)
KG Technology, LLC (k)
KHRG 851 LLC (k)
KHRG Aertson LLC (k)
KHRG Allegro, LLC (k)
KHRG Argyle, LLC (k)
KHRG Atlanta Midtown LLC (k)
KHRG Austin Beverage Company, LLC (k)
KHRG Baltimore, LLC (k)
KHRG Born LLC (k)
KHRG Boston Hotel, LLC (k)
KHRG Bozeman LLC (k)

KHRG Buckhead LLC (k)
KHRG Canary LLC (k)
KHRG Cayman LLC (k)
KHRG Cayman Employer Ltd. (cl)
KHRG Charlottesville LLC (k)
KHRG Dallas LLC (k)
KHRG Dallas Beverage Company, LLC (k)
KHRG Employer, LLC (k)
KHRG Gray LLC (k)
KHRG Gray U2 LLC (k)
KHRG Huntington Beach LLC (k)
KHRG Key West LLC (k)
KHRG King Street, LLC (k)
KHRG La Peer LLC (k)
KHRG Miami Beach LLC (k)
KHRG New Orleans LLC (k)
KHRG NPC LLC (k)
KHRG Palladian LLC (k)
KHRG Palomar Phoenix LLC (k)
KHRG Philly Monaco LLC (k)
KHRG Porsche Drive LLC (k)
KHRG Reynolds LLC (k)
KHRG Riverplace LLC (k)
KHRG Sacramento LLC (k)
KHRG Schofield LLC (k)
KHRG SFD LLC (k)
KHRG SF Wharf LLC (k)
KHRG SF Wharf U2 LLC (k)
KHRG South Beach LLC (k)
KHRG State Street LLC (k)
KHRG Sutter LLC (k)
KHRG Sutter Union LLC (k)
KHRG Taconic LLC (k)
KHRG Tariff LLC (k)
KHRG Texas Hospitality, LLC (k)
KHRG Texas Operations, LLC (k)
KHRG Tryon LLC (k)
KHRG Vero Beach, LLC (k)
KHRG Vintage Park LLC (k)
KHRG Wabash LLC (k)
KHRG Westwood, LLC (k)
KHRG Wilshire LLC (k)
Kimpton Hollywood Licenses LLC (k)
Kimpton Hotel & Restaurant Group, LLC (k)
Kimpton Hotel Frankfurt GmbH (bf)
Kimpton Phoenix Licenses Holdings LLC (k)
Louisiana Acquisitions Corp. (k)
Luxury Resorts and Spas (France) SAS (ck)
Manchester Oxford Street Hotel OpCo Limited (n)
Mercer Fairview Holdings LLC (k)
Met Leeds Hotel OpCo Limited (s)
MH Lodging LLC (k)
Oxford Spires Hotel OpCo Limited (n)
Oxford Thames Hotel OpCo Limited (n)
PML Services LLC (k)
Pollstrong Limited (n)
Powell Pine, Inc. (k)
Priscilla Holiday of Texas, Inc. (k)
Project Capital Lending LLC (k)
PT Regent Indonesia (bh)
PT SC Hotels & Resorts Indonesia (bh)
Raison d’Etre Holdings (BVI) Limited (v)
Raison d’Etre Spas, Sweden AB (av)
Ravinia Republica Dominicana SRL (
cs
)
Regent Asia Pacific Hotel Management Limited (bw)
Regent Asia Pacific Management Limited (cp)
Regent Berlin GmbH (bf)
Regent International Hotels Ltd (bw)
Roxburghe Hotel Edinburgh OpCo Limited (n)
Russell London Hotel OpCo Limited (n)
SBS Maryland Beverage Company LLC (k)
SC Leisure Group Limited (n)
SC NAS 2 Limited (s)
SC Quest Limited (s)
SC Reservations (Philippines) Inc. (k)
SCH Insurance Company (bi)
Semiramis for training of Hotel Personnel and Hotel Management SAE (ch)
Six Continents Holdings Limited (n)
Six Continents Hotels Belize Limited (cb)
Six Continents Hotels de Colombia SA (bj)
Six Continents Hotels International Limited (n)
Six Continents Hotels, Inc. (k)
Six Continents International Holdings B.V. (p)
Six Continents Investments Limited (f) (n)
Six Continents Limited (n)
Six Continents Overseas Holdings Limited (n)
SixCo North America, Inc. (k)
Six Senses Americas IP, LLC (k)
Six Senses North America Management, LLC (k)
SLC Sustainable Luxury Cyprus Limited (
cr
)
SPHC Management Ltd. (bq)
SS Aetna Acquisition, LLC (k)
St. David’s Cardiff Hotel OpCo Limited (n)
Sustainable Luxury Holdings (BVI) Limited (v)
Sustainable Luxury Lanka Private Ltd. (ci)
Sustainable Luxury Maldives Private Limited (w)
Sustainable Luxury Mauritius Limited (as)
Sustainable Luxury Services (BVI) Limited (v)
Sustainable Luxury Singapore Private Limited (ai)
Sustainable Luxury UK Limited (n)
Wotton House Hotel OpCo Limited (s)
WY BLL Owner, LLC (k)
York Station Road Hotel OpCo Limited (s)
Subsidiaries where the effective interest is less than 100%
IHG ANA Hotels Group Japan LLC (74.66%) (ar)
IHG ANA Hotels Holdings Co., Ltd. (66%) (ar)
Regent Hospitality Worldwide, Inc. (51%) (bt)
Sustainable Luxury Holding (Thailand) Limited (49%) (
c
) (j) (aj)
Sustainable
Luxury Hospitality (Thailand) Limited (73.99%) (
c
) (j) (bl)
Sustainable Luxury Management (Thailand) Limited (73.99%) (
c
) (j) (aj)
Sustainable Luxury Operations (Thailand) Limited (99.9998%) (j) (aj)
Universal de Hoteles SA (99.99%) (j) (bj)
Associates, joint ventures and other
111 East 48th Street Holdings LLC (19.9%) (g) (h) (k)
131 West 23rd Owner, LLC (0%) (
b) (ct
)
Alkoer, Sociedad de Responsabilidad Limitada de Capital Variable (50%) (h) (cg)
ASR-JV
One,
LLC
 (0%) (d) (h) (l)
Beijing Orient Express Hotel Co., Ltd. (16.25%) (bm)
Blue Blood (Tianjin) Equity Investment Management Co., Limited (30.05%) (bn)
Carr SWW Subventure, LLC (26.67%) (g) (ca)
Carr Waterfront Hotel, LLC (11.73%) (g) (h) (ca)
China Hotel Investment Ltd. (30.05%) (i) (am)
Desarrollo Alkoer Irapuato S. de R.L. de C.V. (50%) (cg)
Desarrollo Alkoer Saltillo S. de R.L. de C.V. (50%) (cg)
Desarrollo Alkoer Silao S. de R.L. de C.V. (50%) (cg)
EDG Alpharetta EH, LLC (0%) (
b
) (h) (r)
Gestion Hotelera Gestel, C.A. (50%) (c) (h) (ba)
Groups360, LLC (12.02%) (h) (l)
Inter-Continental Hotels Saudi Arabia Ltd. (40%) (bs)
NF III Seattle, LLC (25%) (g) (r)
NF III Seattle Op Co, LLC (25%) (g) (r)
Nuevas Fronteras S.A. (23.66%) (cd)
President Hotel & Tower Co Ltd. (30%) (bu)
Sustainable Luxury Gravity Global Private Limited (51%) (h) (bz)
SURF-Samui Pte. Ltd. (49%) (ay)
Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited (21.04%) (bv)
Universal Blvd Hotel Venture LLC (25%) (k)

Key

a)	Directly owned by InterContinental Hotels Group PLC

b)	8% cumulative preference shares

c)	Ordinary A and ordinary B shares

d)	12.5% cumulative preference shares

e)	1 ⁄ 4 vote ordinary shares and ordinary shares

f)	Ordinary shares, 5% cumulative preference shares and 7% cumulative preference shares

g)	The entities do not have share capital and are governed by an operating agreement

h)	Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement

i)	Accounted for as an other financial asset due to IHG being unable to exercise significant influence over the financial and operating policy decisions of the entity

j)	Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity
Registered addresses

(k)	Three Ravinia Drive, Suite 100, Atlanta, GA 30346, USA
(l)	251 Little Falls Drive, Suite 400, Wilmington, New Castle County, DE19808, USA
(m)	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
(n)	1 Windsor Dials, Arthur Road, Windsor, Berkshire, SL4 1RS, UK
(o)	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
(p)	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
(q)	Room No. 23, Floor 16, Saigon Tower Building, 29 Le Duan Street, Ben Nghe Ward, District 1, Ho Chi Minh City, Vietnam
(r)	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
(s)	c/o BDO LLP, 5 Temple Square, Liverpool, L2 5RH, UK
(t)	Building 4, No 13 Xiao Gang Zhong Ma Road, Zhuhai District, Guangzhou, Guangdong, P.R. China
(u)	Building 7229, Al Aqeeq District, Riyadh 13519, Saudi Arabia
(v)	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
(w)	c/o Premier Corporate Services Limited, 3B, MA. Maadheli, Majeedhee Magu, Male, Republic of Maldives
(x)	31–33 rue Mogador, 75009 Paris, France
(y)	Bucharest, 2nd District, 2 Gara Herăstrău Street, 2nd floor, module 33, Romania
(z)	J E Irausquin Boulevard 93, 1Eagle/ Paardenbaai, Oranjestad West, Aruba
(aa)	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
(ab)	Ontario # 1050, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
(ac)	Administrative unit no. 8, the ground floor of the building F1, El Emdad and El Tamween Street, Nasr City, Cairo, the Arab Republic of Egypt
(ad)	Rond-Point Robert Schuman 11, 1040 Brussels, Belgium
(ae)	QBC 4 – Am Belvedere 4, 1100, Vienna, Austria
(af)	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
(ag)	Room 60, Section 11 Floor 3 Premises I, Building 1, House 125, Varshavskoye shosse Str, Vn.Ter.G. Municipal District Severnoye Chertanovo, Moscow City, 117587, Russia
(ah)	No. 84, Pan Haliain Street, Unit #1, Level 8, Uniteam Marine Office Building, Sanchuang Township, Yangon, Myanmar
(ai)	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
(aj)	57, 9th Floor, Park Ventures Ecoplex, Unit 902–904, Wireless Road, Limpini, Pathum Wan Bangkok 103330, Thailand
(ak)	Alameda Jau 536, Suite 3S-B, 01420-000 São Paulo, Brazil
(al)	Avenida Cordoba 1547, piso 8, oficina A, 1055 Buenos Aires, Argentina
(am)	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
(an)	Level 10, 55 Shortland Street, Auckland Central, Auckland 1010, New Zealand
(ao)	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
(ap)	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa
(aq)	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
(ar)	20th Floor, Toranomon Kotoshira Tower, 2–8, Toranomon 1-chom, Minato-ku, 105-0001, Tokyo, Japan
(as)	Venture Corporate Services (Mauritius) Ltd, Level 3, Tower 1, Nexteracom Towers, Cybercity, Ebene, Mauritius
(at)	1103 Budapest, Köér utca 2/A. C. ép., Hungary
(au)	Budapester Str. 2, 10787 Berlin, Germany
(av)	Grevgatan 15, 11453 Stockholm, Sweden
(aw)	Alameda Jau 536, Suite 3S-E, 01420-000 São Paulo, Brazil
(ax)	1980 Pérodeau Street, Vaudreuil-Dorion, J7V 8P7, Quebec, Canada
(ay)	168 Robinson Road, #16–01 SIF Building, 068899, Singapore
(az)	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
(ba)	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
(bb)	22/F Citigroup Tower, No. 33 Huayanshiqiao Road, Lujiazui, Pudong New Area, 200120, Shanghai, P.R. China
(bc)	Alameda Jau 536, Suite 3S-C, 01420-000 São Paulo, Brazil
(bd)	Alameda Jau 536, Suite 3S-D, 01420-000 São Paulo, Brazil
(be)	Viale Monte Nero n.84, 20135 Milano, Italy
(bf)	Thurn-und-Taxis-Platz 6 – 60313 Frankfurt am Main, Germany
(bg)	Juris Tax Services Ltd. Level 12, NeX Teracom Tower II, Ebene, Mauritius
(bh)	Menara Imperium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
(bi)	Primmer Piper Eggleston & Cramer PC, 30 Main St., Suite 500, P.O. Box 1489, Burlington, VT 05402-1489, USA
(bj)	Calle 49, Sur 45 A 300, Oficina 1102, 055422 Envigado, Antioquia, Colombia
(bk)	10 Kings Lane, Roseau, Dominica
(bl)	No. 56 Moo 5, Tambol Koh Yao Noi, Amphur Ko Yao, Pang-nga Province 82160, Thailand
(bm)	Room 311, Building 1, No. 6 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R. China

(bn)	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bo)	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
(bp)	37A Professor Fridtjof Nansen Street, 5th Floor, District Sredets, Sofia, 1142, Bulgaria
(bq)	C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
(br)	Suite 2201, Festival Tower, Dubai Festival City, Al Rebbat St., P.O. Box 58191, Dubai, United Arab Emirates
(bs)	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
(bt)	Maples Corporate Services Ltd. – PO Box 309, Ugland House, Grand Cayman – KY-1104, Cayman Islands
(bu)	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
(bv)	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bw)	14th Floor, South China Building, 1–3 Wyndham Street, Hong Kong, SAR
(bx)	Maslak Mah. Eski Büyükdere Cad. Orjin Maslak İŞ, Merkezi Sitesi No: 27 IC KapiI No: 4 Sariyer/Istanbul, Turkey
(by)	Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
(bz)	B-11515 Bhikaj Cama Place, New Delhi, South Delhi, 110066 India
(ca)	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20004, USA
(cb)	84 Albert Street, Belize City, Belize, C.A.
(cc)	Krunska 73, 3rd floor, office no.3, Vračar, 11000 Belgrade, Serbia
(cd)	Moreno 809 2 Piso, C1091AAQ Buenos Aires, Argentina
(ce)	Bulevar Svetog Petra Cetinjskog 149 – 81000 Podgorica, Montenegro
(cf)	Bernard Monteagudo 201, 15076, Lima, Peru
(cg)	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de Mexico, CP 11520, Mexico
(ch)	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
(ci)	Shop No. L3–6, Amity Building, No. 125 High Level Road, Maharagama, Colombo, Sri Lanka
(cj)	Units 3082, 30th Floor,aYeongdong-daero, Gangnam-gu, Seoul, Republic of Korea
(ck)	291 Rue des Tovets, Courchével 1850, 73120, Courchével, France
(cl)	PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
(cm)	23/6 D, Anhaght Str., Yerevan, 0069, Armenia
(cn)	Generation Park Z – ul. Towarowa 28, 00-839 Warsaw, Poland
(co)	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, BB14004, Barbados
(cp)	Brumby Centre, Lot 42, Jalan Muhibbah, 87000 Labuan F.T., Malaysia
(cq)	Blvd, Morazan, Centro Comercial El Dorado, 6th Floor, Tegucigalpa, Honduras
(cr)	ATS Services Limited, Capital Center, 9th Floor, 2–4 Arch, Makarios III Ave., 1065 Nicosia, Cyprus
(cs)	Max Henriquez Ureña N° 11, Ensanche Naco, Santo Domingo de Guzman, Distrito Nacional, Santo Domingo
(ct)	Harvard Business Services, Inc. 16192 Coastal Hwy, Lewes, Delaware 19958, USA
(cu)	Room 1928, 19/F, Lee Garden One, 33 Hysan Avenue, Causeway Bay, Hong Kong